Vanguard Inflation-Protected Securities Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Inflation-Protected Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Inflation-Protected Securities Fund (the “Fund”) seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.